Long Term Debt (Details) - USD ($)	1 Months Ended		12 Months Ended
	Jan. 30, 2019	Nov. 30, 2017	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Long term debt (Textual)
Long term debt	$ 100,000
Interest rate	6.00%
Interest expenses			$ 199,861	$ 122,806	$ 0
Long term debt current			315,983	$ 302,001
Monthly loan payments	2,000
Payment of Loan	$ 51,000
Loan payments outstanding			68,000
Debt current			$ 25,000
Puhui Beijing [Member]
Long term debt (Textual)
Long term debt		$ 1,500,000
Interest rate		13.50%
Debt mature date		Nov. 30, 2020
Long term debt current		$ 300,000